Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions
The following table presents amounts recognized in respect of our purchases, sales and leasing of flight equipment from/to GE for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(U.S. Dollars in millions)
Purchases from GE	$66	$12	$119	$16
Sales to GE	10	11	24	11
Rental income from engines on lease to GE	39	35	79	67
The following table presents amounts received from other related parties as detailed in Note 9—Associated companies for management fees and dividends for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Management fees and other	$2,571	$3,875	$5,580	$9,190
Dividends	5,310	18,852	7,823	26,010
	$7,881	$22,727	$13,403	$35,200